BACKGROUND	12 Months Ended
Dec. 31, 2011
BACKGROUND

NOTE 1 - BACKGROUND

AutoChina International Limited, formerly Spring Creek Acquisition Corp. (the “Company” or “AutoChina”) was incorporated in the Cayman Islands on October 16, 2007 as a “blank check” company formed for the purpose of acquiring, through a merger, stock exchange, asset acquisition or other similar business combination, or control through contractual arrangements, one or more operating business located in the Greater China region, which includes Hong Kong, Macau and Taiwan.

On February 4, 2009, the Company entered into a share exchange agreement with AutoChina Group Inc. (“ACG”) and the selling shareholder, Honest Best Int’l Ltd (“Honest Best”), which owned 100% of the issued and outstanding equity securities of ACG (the “Share Exchange Agreement”). On April 9, 2009, the Company acquired all of the outstanding securities of ACG, resulting in ACG becoming a wholly-owned subsidiary of the Company (the “Business Combination”). In conjunction with the acquisition, the Company subsequently changed its name to AutoChina International Limited. Pursuant to the original earn-out provision of the Share Exchange Agreement, the Company could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, for each year commencing on December 31, 2009, through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (see Note 11). On February 16, 2011, the Company reached an agreement with ACG’s former ultimate shareholder, Honest Best, to cancel the earn-out share provision of the share exchange agreement entered into in connection with the Business Combination for fiscal years after 2011. The reduction in the earn-out obligation from this modification to the earn-out share provision of the share exchange agreement was credited the amount of $75,000 directly to equity in the first quarter of 2011. On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-out for fiscal year 2011. The reduction in the earn-out obligation from the second modification to the earn-out share provision of the share exchange agreement was credited the amount of $15,400 directly to equity in the third quarter of 2011.

At the time of the Business Combination and until December 2009, AutoChina consisted of two primary reportable segments: the commercial vehicle sales, servicing, leasing and support segment and the automotive dealership segment. In December 2009, the Company sold its consumer automotive dealership business. As of December 31, 2011, the Company's operations comprise a single reporting segment – commercial vehicle sales, servicing, leasing and support.

Prior to November 26, 2008, the Company’s business was mainly operated by four companies, Hebei Hua An Investment Co., Ltd, Hebei Huiyin Investment Co., Ltd, Hebei Shijie Kaiyuan Logistics Co., Ltd. and Shijie Kaiyuan Auto Trade Co., Ltd. (formerly known as Hebei Shijie Kaiyuan Auto Trade Co., Ltd.) (collectively referred to as the “Auto Kaiyuan Companies”) which are limited liability corporations established under the laws of the People’s Republic of China (the “PRC” or “China”). On November 26, 2008, through the Company’s wholly owned subsidiary, Hebei Chuanglian Finance Leasing Co., Ltd. (formerly known as Hebei Chuanglian Trade Co., Ltd. (“Chuanglian”)), the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies and their shareholder (the “Enterprise Agreements”). Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholders, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered variable interest entities (“VIEs”) and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies of the Company in the PRC. Until September 2009, the Company conducted its leasing business through Auto Kaiyuan Companies, and these VIEs held contractual rights of cash flows of leases initiated during that period, which cash flows ceased completely in November 2011 (26 months after the last lease initiated during that period). On December 14, 2009, the Company and the shareholder of Auto Kaiyuan Companies amended the contractual agreements to cancel the contractual arrangements with Hebei Hua An Investment Co., Ltd and Hebei Huiyin Investment Co., Ltd as a result of the Company’s disposal of consumer automotive dealership business.

Commencing in late September 2009, the Company began to implement a commercial vehicle financing structure through another VIE, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”). Under this commercial vehicle financing structure, Chuangjie Trading engages CITIC Trust Co. Ltd. (“CITIC Trust” and the “Trustee”), a division of the CITIC Group, to act as trustee for a trust fund set up for the benefit of Chuangjie Trading (the “Trust Fund”). The Trustee was responsible for the management of the funds invested in the Trust Fund, and the Trust Fund was used to purchase commercial vehicles from the Company’s pre-existing VIE, Shijie Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”). Pursuant to the Trust Fund documents, each use of the Trust Fund (e.g. to purchase commercial vehicles) requires a written order to the Trustee from Chuangjie Trading. Under this commercial vehicle financing structure, the commercial vehicle purchase order is issued (upon completion of credit checks) by a local center to Chuangjie Trading who then instructs the Trustee to place the order for the vehicle with Kaiyuan Auto Trade. Upon the issuance of a commercial vehicle purchase order, the Trustee, Kaiyuan Auto Trade and the relevant local center enter into a Sale and Management Agreement, and the Trustee, relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. This structure allowed the Company to promote its leasing business by using the name of the Trustee, and enables it to utilize a lease securitization program with the Trustee, which provided an additional source of financing.

Under the Sale and Management Agreements and Lease and Management Agreements, the parties agreed that: (1) the Trustee will deliver the funds for the purchase of the commercial vehicle and instruct Kaiyuan Auto Trade to have the vehicle delivered directly to the lessee; (2) the local center will hold title to the commercial vehicle for the benefit of the Trustee for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (3) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (4) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request. Under the Lease and Management Agreement, the Trust Fund is entitled to future receivables under a lease, while Chuangjie Trading is entitled to the economic benefits of the Trust Fund as the trust beneficiary. The change of commercial vehicle financing structure did not have a material effect on the Company’s financial position or results of operations.

In September 2010, the Company established a new wholly foreign owned enterprise in China, Ganglian Finance Leasing Co., Ltd., (“Ganglian Finance Leasing”), which is in the business of leasing commercial vehicles. In December 2010, the Company increased the paid-in capital of Ganglian Finance Leasing through its VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing from a wholly foreign-owned enterprise to a Chinese-foreign joint venture. Commencing in December 2010, the Company began leasing commercial vehicles directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing. Under this new business model, Chuanglian and Ganglian Finance Leasing (the “Lessor”) purchased the commercial vehicles from Kaiyuan Auto Trade and Hebei Xuhua Trading Co., Ltd., VIEs of the Company, then leases the commercial vehicles to the customer lessees directly. The Lessor, the relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. Under the Lease and Management Agreements, the parties agree that: (1) the local center will hold title to the commercial vehicle for the benefit of the Lessor for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (2) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (3) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request.

In June 2011, the Company’s subsidiary, Fancy Think Limited, acquired the remaining equity interest (30%) of Ganglian Finance Leasing from the Company’s VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing back to a wholly foreign-owned enterprise. On June 30, 2011, Kaiyuan Auto Trade transferred 100% of the equity interest of Chuangjie Trading, the beneficiary of the Trust Fund, to Ganglian Finance Leasing. As a result, Chuangjie Trading ceased to be a VIE and became a wholly owned subsidiary of the Company. Prior to and after the restructuring, all the assets and liabilities of Ganglian Finance leasing and Chuangjie Trading were fully consolidated and recorded at their carrying values in the consolidated financial statements. In September 2011, Fancy Think Limited transferred 10% equity interest of Chuanglian to Ganglian Finance Leasing. The restructuring transaction did not have a material impact on the Company’s consolidated financial statements.

Since November 2011, the Company ceased to engage CITIC Trust to act as an intermediary for new leases. However, CITIC Trust continues to serve as an intermediary for the existing leases until these leases are fully settled and expired. Thereafter, the Company operates the leasing business directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing.

In October 2011, the Company established an insurance agency company, Shijie Kaiyuan Insurance Agency Co., Ltd (“Kaiyuan Insurance”) to act as a direct insurance agent across China. The China Insurance Regulatory Commission has authorized Kaiyuan Insurance to act as a broker for all types of insurance, including commercial vehicle insurance. Kaiyuan Insurance commenced its insurance operations in December 2011.

The Company also owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of December 31, 2011, the Company has 506 stores in 26 provinces or provincial-level regions.

Discontinued Operations – Consumer Automotive Dealership Business

On June 15, 2009, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”), the registered shareholder of Hebei Hua An Investment Co., Ltd., and Hebei Huiyin Investment Co., Ltd. (together the “Dealership Subsidiaries”) entered into an acquisition agreement (the “Agreement”) with Shanghai Dexin Investment and Management Co., Ltd., a subsidiary of Xinjiang Guanghui Industry Investment (Group) Co. (“Xinjiang”). The Company controlled the Dealership Subsidiaries through certain contractual arrangements between Hebei Kaiyuan and Chuanglian, a wholly-owned subsidiary of the Company. Pursuant to the Agreement, Xinjiang agreed to acquire all of the outstanding securities of the Dealership Subsidiaries, which together comprised all of the Company’s consumer auto dealership business.

In consideration of the acquisition, Xinjiang agreed to pay Hebei Kaiyuan RMB470 million ($68.8 million). The final purchase price was the sum of (i) RMB435 million, and (ii) the increase in value of the net assets of the Dealership Subsidiaries from January 1, 2009 to June 30, 2009 (based on the New Accounting Standard for Business Enterprises in China). The net earnings of the Dealership Subsidiaries subsequent to June 30, 2009, amounted to $6,070, were allocated to Xinjiang at closing as an adjustment to the sales price. The Company completed the sale of its consumer automotive dealership business on December 14, 2009 and recorded a gain on disposal of discontinued operations, net of taxes, amounted to $5,675. The Company is utilizing the net proceeds from this transaction to expand its commercial vehicle sales, servicing, leasing and support business.

The Company has accounted for the consumer automotive dealership business in the accompanying consolidated financial statements as a discontinued operation. Accordingly, revenues and expenses, and cash flows related to the consumer automotive dealership business have been appropriately reclassified in the accompanying consolidated financial statements as discontinued operations for the years ended December 31, 2009.

Additional information with respect to the sale of the consumer automotive dealership business is presented at Note 3.